SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%
Convertible Promissory Note Related Parties One [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	5.00%
Debt instrument, maturity date	Dec. 31, 2022
Debt instrument, conversion price | $ / shares	$ 1.20
Convertible Promissory Note Related Parties One [Member] | Note Payable One [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	$ 6,525,000
Convertible Promissory Note Related Parties One [Member] | Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	$ 975,000